Warrants	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
WARRANTS
NOTE 10 - WARRANTS
The following table summarizes information about outstanding and exercisable warrants at December 31, 2019:

Description	Grant Date	Number of Shares Underlying Warrants Originally Granted	Shares Underlying Warrants Exchanged, Exercised or Expired	Shares Underlying Warrants Outstanding and Exercisable	Exercise Price	Expiration Term in years
Series B(1)	January 27, 2014	157,846	(157,846)	—	$—	—
Series C(2)	November 19, 2014	145,399	(142,957)	2,442	$12.00	0.38
Repricing Series C(2)	November 19, 2014		142,957	142,957	$9.00	0.38
Repricing Series E(2)	November 19, 2014		142,957	142,957	$9.00	2.38
MYOS RENS Technology Inc. (3)	March 3, 2016	375,000	—	375,000	$7.00	1.17
		678,245	(14,889)	663,356
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(1)Issued in connection with the January 27, 2014 private placement transaction.
(2)Issued in connection with the November 19, 2014 registered-direct public offering, and subsequently revised pursuant to Warrant Exercise Agreements entered into on May 18, 2015.
(3)Shares issued pursuant to the closing of the first tranche of the financing with RENS Technology Inc.